UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.
Address:    101 Park Avenue, 48th Floor
            New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500

Signature,  Place and Date of Signing:


Charles P. Coleman III         New York, New York              May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: 4,114,148


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2     COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x1000)   PRN AMT  PRN CALL   DISCRETION   MNGRS  SOLE     SHARED   NONE
--------------               --------------    -----        -------   -------  --- ----   ----------   -----  ----     ------   ----
AMAZON COM INC                 COM              023135106   253992     1410050 SH         SOLE         NONE    1410050
APPLE INC                      COM              037833100   493243     1415300 SH         SOLE         NONE    1415300
BAIDU INC                      SPON ADR REP A   056752108    86545      628000 SH         SOLE         NONE     628000
BITAUTO HLDGS LTD              SPONSORED ADS    091727107    24563     2055500 SH         SOLE         NONE    2055500
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   196874     5688344 SH         SOLE         NONE    5688344
CHINACAST EDU CORP             COM              16946T109    12570     2000000 SH         SOLE         NONE    2000000
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104    28679      489396 SH         SOLE         NONE     489396
DEMAND MEDIA INC               COM              24802N109     5682      242000 SH         SOLE         NONE     242000
DIRECTV                        COM CL A         25490A101   179146     3827900 SH         SOLE         NONE    3827900
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302   141245     4011499 SH         SOLE         NONE    4011499
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     7055     1170000 SH         SOLE         NONE    1170000
GENPACT LIMITED                SHS              G3922B107    60798     4198790 SH         SOLE         NONE    4198790
HHGREGG INC                    COM              42833L108    13390     1000000 SH         SOLE         NONE    1000000
IAC INTERACTIVECORP            COM PAR $.001    44919P508    29269      947000 SH         SOLE         NONE     947000
LIBERTY GLOBAL INC             COM SER A        530555101   268461     6483000 SH         SOLE         NONE    6483000
LIBERTY GLOBAL INC             COM SER C        530555309    58625     1466000 SH         SOLE         NONE    1466000
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   197716     2683800 SH         SOLE         NONE    2683800
LIVE NATION ENTERTAINMENT IN   COM              538034109   119504    11950393 SH         SOLE         NONE   11950393
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    81282     2586953 SH         SOLE         NONE    2586953
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109   121043     4129760 SH         SOLE         NONE    4129760
MASTERCARD INC                 CL A             57636Q104   147256      585000 SH         SOLE         NONE     585000
MERCADOLIBRE INC               COM              58733R102   267220     3273552 SH         SOLE         NONE    3273552
NETFLIX INC                    COM              64110L106   197833      832000 SH         SOLE         NONE     832000
POWER ONE INC NEW              COM              73930R102    22033     2518000 SH         SOLE         NONE    2518000
PRICELINE COM INC              COM  NEW         741503403   244995      483760 SH         SOLE         NONE     483760
RENAISSANCERE HOLDINGS LTD     COM              G7496G103   100518     1457000 SH         SOLE         NONE    1457000
SEARS HLDGS CORP               COM              812350106    20663      250000 SH         SOLE         NONE     250000
TAL ED GROUP                   ADS REPSTG COM   874080104     8744      800000 SH         SOLE         NONE     800000
TRANSDIGM GROUP INC            COM              893641100   110264     1315329 SH         SOLE         NONE    1315329
VIACOM INC NEW                 CL B             92553P201   368066     7912000 SH         SOLE         NONE    7912000
VISA INC                       COM CL A         92826C839   111056     1508500 SH         SOLE         NONE    1508500
XEROX CORP                     COM              984121103    81952     7695000 SH         SOLE         NONE    7695000
YOUKU COM INC                  SPONSORED ADR    98742U100    53866     1133788 SH         SOLE         NONE    1133788